Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2010
Registrant Name	dei_EntityRegistrantName	LORD ABBETT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000911507
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2011
Prospectus Date	rr_ProspectusDate	Sep. 26, 2011